Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q3PH

Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 14
Franklin LifeSmart
™
Retirement Income Fund 16
Franklin LifeSmart
™
2020 Retirement Target Fund 18
Franklin LifeSmart
™
2025 Retirement Target Fund 20
Franklin LifeSmart
™
2030 Retirement Target Fund 22
Franklin LifeSmart
™
2035 Retirement Target Fund 24
Franklin LifeSmart
™
2040 Retirement Target Fund 26
Franklin LifeSmart
™
2045 Retirement Target Fund 28
Franklin LifeSmart
™
2050 Retirement Target Fund 30
Franklin LifeSmart
™
2055 Retirement Target Fund 32
Franklin LifeSmart
™
2060 Retirement Target Fund 33
Franklin Moderate Allocation Fund 34
Notes to Schedules of Investments 36

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 55 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 388,176 $ 8,737,842
Domestic Equity 28.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 595,462 22,359,583
a
Franklin Growth Fund, Class R6 ........................................ 463,165 53,805,931
a
Franklin U.S. Core Equity (IU) Fund ..................................... 9,251,163 120,172,609
a
Franklin U.S. Equity Index ETF ......................................... 321,525 12,024,746
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 644,853 27,773,819
iShares MSCI USA Quality Factor ETF ................................... 28,400 3,742,836
iShares Russell 2000 ETF ............................................. 52,800 9,331,872
249,211,396
Domestic Fixed Income 56.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,175,679 26,485,165
a
Franklin Investment Grade Corporate ETF ................................. 1,188,814 24,106,533
a
Franklin U.S. Core Bond ETF .......................................... 9,174,441 188,167,785
a
Franklin U.S. Treasury Bond ETF ....................................... 2,897,737 57,911,274
iShares Floating Rate Bond ETF ........................................ 474,350 24,139,671
Schwab U.S. TIPS ETF ............................................... 763,025 38,525,132
a
Western Asset Core Plus Bond Fund, Class IS ............................. 12,046,833 106,734,939
a
Western Asset Short-Term Bond Fund, Class IS ............................ 6,759,431 24,266,356
490,336,855
Foreign Equity 9.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,344,184 12,178,311
a
Franklin International Core Equity (IU) Fund ............................... 3,830,249 40,945,366
a,b
Franklin International Growth Fund, Class R6 .............................. 312,269 4,449,828
iShares Core MSCI EAFE ETF ......................................... 126,190 8,120,326
a
Templeton Developing Markets Trust, Class R6 ............................. 472,757 8,098,332
a
Templeton Foreign Fund, Class R6 ...................................... 1,268,859 9,427,621
83,219,784
Foreign Fixed Income 4.2%
a
Franklin High Yield Corporate ETF ...................................... 857,783 19,300,117
a
Franklin International Aggregate Bond ETF ................................ 905,266 17,580,266
36,880,383
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$883,059,682) ...............................................................
868,386,260
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 6,125,805 6,125,805
Total Money Market Funds (Cost $6,125,805) ...................................
6,125,805
Total Short Term Investments (Cost $6,125,805 ) .................................
6,125,805
a
Total Investments (Cost $889,185,487) 100.0% ..................................
$874,512,065
Other Assets, less Liabilities (0.0)%
†
...........................................
(255,922)
Net Assets 100.0% ...........................................................
$874,256,143

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.4%
a
Franklin Growth Fund, Class R6 ........................................ 1,780,748 $ 206,869,460
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,571,289 221,113,266
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,177,288 193,719,945
621,702,671
Foreign Equity 24.6%
a
Templeton Growth Fund, Inc., Class R6 ................................... 8,696,386 202,190,964
Total Investments In Underlying Funds (Cost $569,601,365) ......................
823,893,635
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 635 635
Total Money Market Funds (Cost $635) .........................................
635
Total Short Term Investments (Cost $635 ) ......................................
635
a
Total Investments (Cost $569,602,000) 100.0% ..................................
$823,894,270
Other Assets, less Liabilities 0.0%
†
............................................
249,877
Net Assets 100.0% ...........................................................
$824,144,147
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 55.1%
Aerospace & Defense 0.5%
RTX Corp. .......................................... United States 180,000 $ 12,954,600
Air Freight & Logistics 0.9%
Deutsche Post AG ..................................... Germany 279,900 11,356,555
United Parcel Service, Inc., B ............................ United States 64,600 10,069,202
21,425,757
Automobiles 1.2%
Mercedes-Benz Group AG .............................. Germany 28,000 1,948,617
a
Tesla, Inc. ........................................... United States 27,409 6,858,280
Toyota Motor Corp. .................................... Japan 1,137,000 20,398,836
29,205,733
Banks 3.3%
Bank of America Corp. ................................. United States 530,600 14,527,828
Citigroup, Inc. ........................................ United States 207,100 8,518,023
Commonwealth Bank of Australia ......................... Australia 175,000 11,177,442
JPMorgan Chase & Co. ................................. United States 133,300 19,331,166
Royal Bank of Canada ................................. Canada 118,000 10,311,860
US Bancorp ......................................... United States 596,862 19,732,258
83,598,577
Beverages 1.1%
Coca-Cola Co. (The) ................................... United States 101,400 5,676,372
Constellation Brands, Inc., A ............................. United States 32,300 8,117,959
PepsiCo, Inc. ........................................ United States 75,500 12,792,720
26,587,051
Biotechnology 0.3%
AbbVie, Inc. ......................................... United States 52,600 7,840,556
Broadline Retail 1.5%
a
Alibaba Group Holding Ltd., ADR ......................... China 27,488 2,384,309
a
Amazon.com, Inc. ..................................... United States 226,934 28,847,850
JD.com, Inc., A ....................................... China 106,853 1,554,636
a
PDD Holdings, Inc., ADR ................................ China 51,465 5,047,173
37,833,968
Capital Markets 2.0%
Charles Schwab Corp. (The) ............................. United States 334,604 18,369,759
Morgan Stanley ....................................... United States 244,600 19,976,482
S&P Global, Inc. ...................................... United States 33,700 12,314,317
50,660,558
Chemicals 0.6%
Linde plc ............................................ United States 44,000 16,383,400
Communications Equipment 0.2%
Cisco Systems, Inc. ................................... United States 112,500 6,048,000
Consumer Staples Distribution & Retail 0.9%
a
Dollar Tree, Inc. ...................................... United States 60,000 6,387,000
Target Corp. ......................................... United States 63,000 6,965,910
Walmart, Inc. ........................................ United States 54,200 8,668,206
22,021,116
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. ............................ United States 311,500 10,095,715
Electric Utilities 0.9%
Duke Energy Corp. .................................... United States 36,700 3,239,142

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Iberdrola SA ......................................... Spain 1,062,776 $ 11,886,000
NextEra Energy, Inc. ................................... United States 112,816 6,463,229
21,588,371
Electrical Equipment 0.2%
Mitsubishi Electric Corp. ................................ Japan 338,700 4,184,599
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd. ................................... United States 93,000 11,488,290
Entertainment 1.0%
Electronic Arts, Inc. .................................... United States 87,000 10,474,800
a
Netflix, Inc. .......................................... United States 15,184 5,733,478
Nintendo Co. Ltd. ..................................... Japan 201,000 8,352,426
24,560,704
Financial Services 0.9%
Mastercard, Inc., A .................................... United States 28,000 11,085,480
Visa, Inc., A .......................................... United States 54,000 12,420,540
23,506,020
Food Products 1.5%
Mondelez International, Inc., A ............................ United States 148,500 10,305,900
Nestle SA ........................................... United States 233,441 26,423,149
36,729,049
Ground Transportation 0.3%
Union Pacific Corp. .................................... United States 38,500 7,839,755
Health Care Equipment & Supplies 0.5%
Medtronic plc ........................................ United States 153,900 12,059,604
Health Care Providers & Services 1.2%
Elevance Health, Inc. .................................. United States 23,400 10,188,828
UnitedHealth Group, Inc. ................................ United States 40,000 20,167,600
30,356,428
Hotels, Restaurants & Leisure 0.6%
McDonald's Corp. ..................................... United States 53,000 13,962,320
a,b
Meituan Dianping, B, 144A, Reg S ........................ China 44,392 642,647
14,604,967
Household Durables 0.7%
Sony Group Corp. ..................................... Japan 206,600 16,895,401
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 138,000 20,128,680
Independent Power and Renewable Electricity Producers 0.7%
RWE AG ............................................ Germany 447,600 16,614,038
Industrial Conglomerates 1.0%
Hitachi Ltd. .......................................... Japan 69,500 4,307,586
Honeywell International, Inc. ............................. United States 70,000 12,931,800
Siemens AG ......................................... Germany 49,697 7,101,800
24,341,186
Industrial REITs 0.5%
Prologis, Inc. ......................................... United States 110,000 12,343,100
Insurance 1.7%
AIA Group Ltd. ....................................... Hong Kong 441,000 3,566,546

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Allianz SE ........................................... Germany 25,000 $ 5,949,124
MetLife, Inc. ......................................... United States 184,011 11,576,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 21,000 8,178,122
Sun Life Financial, Inc. ................................. Canada 253,000 12,343,599
41,613,523
Interactive Media & Services 1.5%
a
Alphabet, Inc., A ...................................... United States 281,759 36,870,983
IT Services 0.8%
Cognizant Technology Solutions Corp., A .................... United States 145,900 9,883,266
Fujitsu Ltd. .......................................... Japan 92,000 10,820,581
20,703,847
Life Sciences Tools & Services 1.1%
Danaher Corp. ....................................... United States 91,097 22,601,166
a
Illumina, Inc. ......................................... United States 29,000 3,981,120
26,582,286
Machinery 1.2%
Deere & Co. ......................................... United States 32,171 12,140,692
Stanley Black & Decker, Inc. ............................. United States 68,300 5,708,514
Xylem, Inc. .......................................... United States 125,000 11,378,750
29,227,956
Marine Transportation 0.2%
AP Moller - Maersk A/S, B ............................... Denmark 3,500 6,295,997
Media 0.4%
Comcast Corp., A ..................................... United States 217,700 9,652,818
Metals & Mining 2.2%
Agnico Eagle Mines Ltd. ................................ Canada 135,600 6,161,549
BHP Group Ltd. ...................................... Australia 665,000 18,873,373
Fortescue Metals Group Ltd. ............................. Australia 615,000 8,174,589
Newmont Corp. ....................................... United States 220,000 8,129,000
Rio Tinto plc ......................................... Australia 229,000 14,378,302
55,716,813
Multi-Utilities 0.3%
Dominion Energy, Inc. .................................. United States 150,000 6,700,500
Oil, Gas & Consumable Fuels 2.6%
Canadian Natural Resources Ltd. ......................... Canada 160,700 10,392,320
Chevron Corp. ....................................... United States 192,000 32,375,040
TotalEnergies SE ..................................... France 301,019 19,790,870
Woodside Energy Group Ltd. ............................ Australia 120,166 2,776,068
65,334,298
Pharmaceuticals 3.7%
AstraZeneca plc ...................................... United Kingdom 172,000 23,198,232
Bristol-Myers Squibb Co. ................................ United States 472,595 27,429,414
Eli Lilly & Co. ........................................ United States 40,000 21,485,200
Novo Nordisk A/S, B ................................... Denmark 235,256 21,419,901
93,532,747
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc. ................................... United States 49,200 8,614,428
Applied Materials, Inc. .................................. United States 93,000 12,875,850
Broadcom, Inc. ....................................... United States 19,916 16,541,831

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................................... United States 9,400 $ 5,891,638
NVIDIA Corp. ........................................ United States 32,541 14,155,010
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 407,800 35,437,820
Texas Instruments, Inc. ................................. United States 83,100 13,213,731
Tokyo Electron Ltd. .................................... Japan 88,900 12,143,459
118,873,767
Software 5.1%
a
Adobe, Inc. .......................................... United States 25,000 12,747,500
Intuit, Inc. ........................................... United States 27,000 13,795,380
Microsoft Corp. ....................................... United States 142,629 45,035,107
Oracle Corp. ......................................... United States 130,182 13,788,877
a
Salesforce, Inc. ....................................... United States 47,000 9,530,660
a
ServiceNow, Inc. ...................................... United States 15,000 8,384,400
a
Synopsys, Inc. ....................................... United States 26,948 12,368,324
a
Workday, Inc., A ...................................... United States 51,000 10,957,350
126,607,598
Specialized REITs 0.4%
American Tower Corp. .................................. United States 61,500 10,113,675
Specialty Retail 1.3%
Lowe's Cos., Inc. ...................................... United States 63,900 13,280,976
TJX Cos., Inc. (The) ................................... United States 142,924 12,703,085
Tractor Supply Co. .................................... United States 37,667 7,648,284
33,632,345
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc. .......................................... United States 267,459 45,791,655
Samsung Electronics Co. Ltd. ............................ South Korea 345,600 17,431,528
63,223,183
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., B ......................................... United States 95,000 9,083,900
Trading Companies & Distributors 0.3%
ITOCHU Corp. ....................................... Japan 208,300 7,522,784
Wireless Telecommunication Services 0.5%
KDDI Corp. .......................................... Japan 418,300 12,804,792
Total Common Stocks (Cost $1,354,530,429) ....................................
1,375,989,035
Management Investment Companies 4.7%
Capital Markets 4.7%
iShares Core MSCI Emerging Markets ETF .................. United States 1,870,778 89,030,325
c
Templeton Global Bond Fund, Class R6 .................... United States 12,332 88,049
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 1,208,400 28,844,508
117,962,882
Total Management Investment Companies (Cost $157,087,894) ...................
117,962,882
Principal
Amount
*
Corporate Bonds 7.5%
Automobile Components 0.1%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 2,690,713

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.1%
b
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 $ 1,369,833
Banks 1.5%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 4,956,216
d,e
Bank of America Corp. , U , Junior Sub. Bond , FRN , 8.806% , ( 3-month
SOFR + 3.397% ), Perpetual ............................ United States 3,994,000 3,995,723
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,552,574
b
Societe Generale SA , Senior Note , 144A, 2.625% , 1/22/25 ...... France 6,354,000 6,042,838
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% , 9/23/30
Japan 5,500,000 4,250,389
b
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 8,500,000 6,505,930
d
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 8,870,000 6,531,328
d,e
Wells Fargo & Co. , S , Junior Sub. Bond , FRN , 5.9% , ( 3-month USD
LIBOR + 3.11% ), Perpetual ............................ United States 1,504,000 1,477,613
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,417,472
36,730,083
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 4,000,000 3,787,924
Biotechnology 0.0%
†
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 .............. Spain 1,600,000 1,366,088
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 6,300,000 5,796,608
Capital Markets 0.5%
Deutsche Bank AG ,
Senior Bond, 3.547% to 9/17/30, FRN thereafter, 9/18/31 ..... Germany 5,000,000 4,034,184
Senior Note, 2.129% to 11/23/25, FRN thereafter, 11/24/26 .... Germany 3,000,000 2,713,989
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,162,951
11,911,124
Chemicals 0.5%
b
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,600,000 4,576,934
b
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,026,506
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 ...................
Canada 7,800,000 6,517,851
12,121,291
Commercial Services & Supplies 0.1%
b
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 2,700,119
Communications Equipment 0.0%
†
b
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 954,000 542,965
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ........................... Ireland 3,400,000 2,631,709
Senior Note, 2.45%, 10/29/26 .......................... Ireland 4,750,000 4,256,909
b,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,195,806
10,084,424

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.1%
b
ARD Finance SA , Senior Secured Note , 144A, 6.5% , 6/30/27 .... Luxembourg 1,500,000 $ 1,134,061
b
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ..................................... United States 954,000 835,203
1,969,264
Diversified Telecommunication Services 0.1%
b
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 616,454
b
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,193,280
1,809,734
Financial Services 0.4%
b
Siemens Financieringsmaatschappij NV , Senior Bond , 144A, 2.35% ,
10/15/26 .......................................... Germany 5,800,000 5,321,210
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,000,000 3,699,497
9,020,707
Food Products 0.1%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 3.75% , 12/01/31 ........................... United States 4,800,000 3,849,120
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 6,000,000 5,549,812
Health Care Providers & Services 0.3%
b
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,315,778
b
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 9,000,000 6,527,518
7,843,296
Household Products 0.2%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 5,048,923
Interactive Media & Services 0.2%
b
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 6,290,000 5,050,430
Media 0.0%
†
b
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 ... United States 1,600,000 1,362,761
Metals & Mining 0.4%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 6,000,000 5,607,864
b
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 7,000,000 5,538,730
11,146,594
Oil, Gas & Consumable Fuels 0.5%
b
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 7,900,000 6,327,345
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 ..
Canada 5,500,000 5,130,530
11,457,875
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 3,953,726

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.7%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 523,000 $ 517,594
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ..................
United Kingdom 4,000,000 3,772,289
b
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.75% ,
8/15/27 ........................................... United States 1,200,000 715,992
b
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 7,000,000 6,741,112
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 .....
Japan 6,500,000 6,364,115
18,111,102
Semiconductors & Semiconductor Equipment 0.3%
b
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 8,000,000 7,190,054
Wireless Telecommunication Services 0.3%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 6,500,000 6,406,248
Total Corporate Bonds (Cost $211,504,868) .....................................
188,870,818
Foreign Government and Agency Securities 13.6%
b
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 6,365,106
b
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,150,000 EUR 3,489,362
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ............
Brazil 32,400,000 BRL 6,145,174
b
Bundesrepublik Deutschland ,
Reg S, Zero Cpn., 8/15/30 ............................. Germany 10,500,000 EUR 9,244,002
Reg S, 2.3%, 2/15/33 ................................. Germany 50,100,000 EUR 50,841,719
Reg S, 1%, 5/15/38 .................................. Germany 7,400,000 EUR 6,000,354
Canada Government Bond ,
2.5%, 12/01/32 ..................................... Canada 18,000,000 CAD 11,691,585
2.75%, 6/01/33 ..................................... Canada 16,400,000 CAD 10,848,534
b
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 12,184,553
China Government Bond ,
2.5%, 7/25/27 ...................................... China 121,580,000 CNY 16,638,589
2.44%, 10/15/27 ..................................... China 47,210,000 CNY 6,439,724
2.6%, 9/01/32 ...................................... China 159,360,000 CNY 21,571,014
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,650,000 1,261,214
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
f
14,750,000 13,773,284
b
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 1,667,183
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,091,382
b
France Government Bond ,
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 4,183,772
Reg S, Zero Cpn., 11/25/30 ............................ France 4,350,000 EUR 3,672,241
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 4,130,853
Reg S, 2%, 11/25/32 ................................. France 13,000,000 EUR 12,319,158
b
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 1,889,018
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 1,515,743
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 1,528,441
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 4,150,000,000 JPY 26,722,870
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 7,708,556
Mexican Bonos Desarr Fixed Rate , M , 7.5% , 5/26/33 ...........
Mexico 123,000,000 MXN 5,998,368
Mexico Government Bond , Senior Bond , 3.5% , 2/12/34 .........
Mexico 16,500,000 12,942,711
b
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 973,990
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 971,079
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 .............
Mexico 4,500,000 3,971,291
Spain Bonos Y Obligaciones del Estado ,
b
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,609,983

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Spain Bonos Y Obligaciones del Estado, (continued)
b
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR $ 1,340,225
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 4,449,894
b
United Kingdom Gilt ,
Reg S, 3.25%, 1/31/33 ................................ United Kingdom 34,400,000 GBP 38,267,613
Reg S, 1.75%, 9/07/37 ................................ United Kingdom 8,700,000 GBP 7,465,972
Reg S, 1.25%, 10/22/41 ............................... United Kingdom 22,300,000 GBP 15,673,376
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 3,296,770
Total Foreign Government and Agency Securities (Cost $405,117,655) .............
340,884,703
U.S. Government and Agency Securities 10.7%
U.S. Treasury Bonds ,
4%, 11/15/42 ....................................... United States 33,500,000 29,739,102
3.875%, 2/15/43 ..................................... United States 45,500,000 39,606,328
3.875%, 5/15/43 ..................................... United States 16,200,000 14,086,406
U.S. Treasury Notes ,
2.25%, 3/31/24 ..................................... United States 32,000,000 31,499,508
0.375%, 9/15/24 ..................................... United States 32,000,000 30,495,163
1.75%, 3/15/25 ..................................... United States 16,700,000 15,883,266
0.875%, 11/15/30 .................................... United States 13,000,000 10,116,641
g
Index Linked, 0.125%, 1/15/31 .......................... United States 32,100,000 32,254,858
1.875%, 2/15/32 ..................................... United States 25,000,000 20,311,523
4.125%, 11/15/32 .................................... United States 15,100,000 14,565,602
3.5%, 2/15/33 ...................................... United States 19,500,000 17,894,297
3.375%, 5/15/33 ..................................... United States 11,200,000 10,158,750
Total U.S. Government and Agency Securities (Cost $297,715,552) ................
266,611,444
Mortgage-Backed Securities 1.6%
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 28,511,094 24,203,538
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 18,482,273 15,725,737
39,929,275
Total Mortgage-Backed Securities (Cost $49,389,380) ............................
39,929,275
Total Long Term Investments (Cost $2,475,345,778) .............................
2,330,248,157
a
Short Term Investments 5.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.9%
c,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 148,343,801 148,343,801
Total Money Market Funds (Cost $148,343,801) .................................
148,343,801
Total Short Term Investments (Cost $148,343,801 ) ...............................
148,343,801
a
Total Investments (Cost $2,623,689,579) 99.1% ..................................
$2,478,591,958
Other Assets, less Liabilities 0.9% .............................................
21,966,312
Net Assets 100.0% ...........................................................
$2,500,558,270
a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 55 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $291,024,244, representing 11.6% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security is adjusted for inflation.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Buy 2,297,000 2,929,023 10/27/23 $ — $ (126,261)
British Pound ...... JPHQ Sell 55,534,000 71,297,227 10/27/23 3,535,532 —
Canadian Dollar .... BZWS Buy 1,020,000 755,620 10/27/23 — (4,425)
Canadian Dollar .... BZWS Sell 48,286,000 36,625,569 10/27/23 1,064,572 —
Chinese Yuan ...... BZWS Sell 326,723,000 45,686,528 10/27/23 875,557 —
Euro ............. BZWS Buy 2,583,000 2,731,111 10/27/23 2,633 —
Euro ............. BZWS Sell 111,036,000 123,611,937 10/27/23 6,095,881 —
Japanese Yen ...... JPHQ Buy 120,502,000 841,501 10/27/23 — (31,603)
Japanese Yen ...... JPHQ Sell 5,196,915,000 37,274,376 10/27/23 2,345,770 —
Total Forward Exchange Contracts ................................................... $13,919,945 $(162,289)
Net unrealized appreciation (depreciation) ............................................ $13,757,656
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin Growth Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 520,107 $ 11,707,609
Domestic Equity 58.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,637,642 61,493,453
a
Franklin Growth Fund, Class R6 ........................................ 1,273,864 147,984,821
a
Franklin U.S. Core Equity (IU) Fund ..................................... 21,755,779 282,607,571
a
Franklin U.S. Equity Index ETF ......................................... 2,168,700 81,107,428
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,773,576 76,387,918
iShares MSCI USA Quality Factor ETF ................................... 78,150 10,299,389
iShares Russell 2000 ETF ............................................. 145,275 25,675,905
685,556,485
Domestic Fixed Income 18.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,702,117 14,195,656
a
Franklin Investment Grade Corporate ETF ................................. 521,322 10,571,263
a
Franklin U.S. Core Bond ETF .......................................... 4,023,138 82,514,560
a
Franklin U.S. Treasury Bond ETF ....................................... 1,270,693 25,394,800
iShares Floating Rate Bond ETF ........................................ 208,000 10,585,120
Schwab U.S. TIPS ETF ............................................... 334,590 16,893,449
a
Western Asset Core Plus Bond Fund, Class IS ............................. 5,281,817 46,796,897
a
Western Asset Short-Term Bond Fund, Class IS ............................ 2,971,459 10,667,539
217,619,284
Foreign Equity 19.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,680,631 33,346,514
a
Franklin International Core Equity (IU) Fund ............................... 10,549,030 112,769,128
a,b
Franklin International Growth Fund, Class R6 .............................. 860,161 12,257,293
iShares Core MSCI EAFE ETF ......................................... 347,622 22,369,476
a
Templeton Developing Markets Trust, Class R6 ............................. 1,294,465 22,174,186
a
Templeton Foreign Fund, Class R6 ...................................... 3,494,688 25,965,528
228,882,125
Foreign Fixed Income 1.5%
a
Franklin High Yield Corporate ETF ...................................... 376,131 8,462,948
a
Franklin International Aggregate Bond ETF ................................ 485,174 9,422,079
17,885,027
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,011,934,897) ..............................................................
1,161,650,530
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 8,691,419 8,691,419
Total Money Market Funds (Cost $8,691,419) ...................................
8,691,419

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value $254,724)
BNP Paribas Securities Corp. (Maturity Value $113,171)
Deutsche Bank Securities, Inc. (Maturity Value $51,016)
HSBC Securities (USA), Inc. (Maturity Value $90,537)
Collateralized by U.S. Government Agency Securities, 2% - 7%, 1/20/27 - 9/20/53;
U.S. Government Agency Strips, 9/15/26 - 11/15/45; U.S. Treasury Bonds, 5.5%
- 6.75%, 2/15/26 - 8/15/28; and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at
$259,728) ....................................................... $ 254,614 $ 254,614
Total Repurchase Agreements (Cost $254,614) ..................................
254,614
Total Short Term Investments (Cost $8,946,033 ) .................................
8,946,033
a
Total Investments (Cost $1,020,880,930) 99.9% ..................................
$1,170,596,563
Other Assets, less Liabilities 0.1% .............................................
1,012,777
Net Assets 100.0% ...........................................................
$1,171,609,340
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ Retirement Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.8%
Domestic Equity 28.9%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 250,461 $ 4,926,567
a
Franklin U.S. Core Equity (IU) Fund ..................................... 74,692 970,244
JPMorgan Equity Premium Income ETF .................................. 86,375 4,626,246
JPMorgan Nasdaq Equity Premium Income ETF ............................ 44,700 2,097,771
12,620,828
Domestic Fixed Income 53.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 243,792 2,033,227
a
Franklin Investment Grade Corporate ETF ................................. 121,704 2,467,889
a
Franklin U.S. Core Bond ETF .......................................... 238,519 4,892,025
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 595,925 2,908,116
a
Western Asset Income Fund, Class IS .................................... 1,289,376 6,317,943
a
Western Asset Short Duration High Income Fund, Class I ..................... 1,016,349 4,797,169
23,416,369
Foreign Equity 5.8%
a
Franklin International Core Dividend Tilt Index ETF .......................... 42,375 1,182,686
a
Templeton Developing Markets Trust, Class R6 ............................. 26,109 447,250
a
Templeton Foreign Fund, Class R6 ...................................... 123,332 916,358
2,546,294
Foreign Fixed Income 4.5%
a
Franklin High Yield Corporate ETF ...................................... 86,880 1,954,800
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$45,041,757) ................................................................
40,538,291
Units
a a a a
Index-Linked Notes 5.0%
Capital Markets 5.0%
b,c,d
UBS AG into S&P 500 Index, Senior Note, 144A, 5.68%, 5/07/24 ................ 2,223 2,168,951
Total Index-Linked Notes (Cost $2,099,912) .....................................
2,168,951
Total Long Term Investments (Cost $47,141,669) ................................
42,707,242
a
a a a a
Short Term Investments 2.5%
Shares
a
Money Market Funds 2.5%
a,e
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 1,077,792 1,077,792
Total Money Market Funds (Cost $1,077,792) ...................................
1,077,792
Total Short Term Investments (Cost $1,077,792 ) .................................
1,077,792
a
Total Investments (Cost $48,219,461) 100.3% ...................................
$43,785,034
Other Assets, less Liabilities (0.3)% ...........................................
(125,293)
Net Assets 100.0% ...........................................................
$43,659,741

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the value of this security was $2,168,951, representing 5.0% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 13,610 $ 306,361
Domestic Equity 28.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 21,114 792,823
a
Franklin Growth Fund, Class R6 ........................................ 16,424 1,907,974
a
Franklin U.S. Core Equity (IU) Fund ..................................... 327,911 4,259,570
a
Franklin U.S. Equity Index ETF ......................................... 11,400 426,350
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 22,853 984,279
iShares MSCI USA Quality Factor ETF ................................... 1,000 131,790
iShares Russell 2000 ETF ............................................. 1,850 326,969
8,829,755
Domestic Fixed Income 47.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 122,580 1,022,319
a
Franklin Investment Grade Corporate ETF ................................. 35,178 713,332
a
Franklin U.S. Core Bond ETF .......................................... 271,588 5,570,270
a
Franklin U.S. Treasury Bond ETF ....................................... 85,773 1,714,173
iShares Floating Rate Bond ETF ........................................ 14,025 713,732
Schwab U.S. TIPS ETF ............................................... 22,579 1,140,014
a
Western Asset Core Plus Bond Fund, Class IS ............................. 356,644 3,159,862
a
Western Asset Short-Term Bond Fund, Class IS ............................ 200,005 718,019
14,751,721
Foreign Equity 17.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 90,241 817,580
a
Franklin International Core Equity (IU) Fund ............................... 240,444 2,570,349
a,b
Franklin International Growth Fund, Class R6 .............................. 19,633 279,774
iShares Core MSCI EAFE ETF ......................................... 7,979 513,449
a
Templeton Developing Markets Trust, Class R6 ............................. 31,735 543,615
a
Templeton Foreign Fund, Class R6 ...................................... 79,775 592,729
5,317,496
Foreign Fixed Income 4.1%
a
Franklin High Yield Corporate ETF ...................................... 25,388 571,230
a
Franklin International Aggregate Bond ETF ................................ 34,921 678,166
1,249,396
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$31,088,287) ................................................................
30,454,729
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 265,856 265,856
Total Money Market Funds (Cost $265,856) .....................................
265,856

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
d
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value $20,392)
BNP Paribas Securities Corp. (Maturity Value $9,060)
Deutsche Bank Securities, Inc. (Maturity Value $4,084)
HSBC Securities (USA), Inc. (Maturity Value $7,248)
Collateralized by U.S. Government Agency Securities, 2% - 7%, 1/20/27 - 9/20/53;
U.S. Government Agency Strips, 9/15/26 - 11/15/45; U.S. Treasury Bonds, 5.5%
- 6.75%, 2/15/26 - 8/15/28; and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at
$20,792) ........................................................ $ 20,383 $ 20,383
Total Repurchase Agreements (Cost $20,383) ...................................
20,383
Total Short Term Investments (Cost $286,239 ) ..................................
286,239
a
Total Investments (Cost $31,374,526) 100.1% ...................................
$30,740,968
Other Assets, less Liabilities (0.1)% ...........................................
(25,655)
Net Assets 100.0% ...........................................................
$30,715,313
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 47,858 $ 1,077,284
Domestic Equity 34.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 88,358 3,317,838
a
Franklin Growth Fund, Class R6 ........................................ 68,734 7,984,846
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,372,269 17,825,769
a
Franklin U.S. Equity Index ETF ......................................... 47,700 1,783,937
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 95,686 4,121,196
iShares MSCI USA Quality Factor ETF ................................... 4,200 553,518
iShares Russell 2000 ETF ............................................. 7,825 1,382,990
36,970,094
Domestic Fixed Income 40.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 313,272 2,612,687
a
Franklin Investment Grade Corporate ETF ................................. 104,190 2,112,744
a
Franklin U.S. Core Bond ETF .......................................... 804,208 16,494,306
a
Franklin U.S. Treasury Bond ETF ....................................... 254,013 5,076,450
iShares Floating Rate Bond ETF ........................................ 41,575 2,115,752
Schwab U.S. TIPS ETF ............................................... 66,886 3,377,074
a
Western Asset Core Plus Bond Fund, Class IS ............................. 1,056,064 9,356,723
a
Western Asset Short-Term Bond Fund, Class IS ............................ 592,331 2,126,467
43,272,203
Foreign Equity 20.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 374,762 3,395,345
a
Franklin International Core Equity (IU) Fund ............................... 1,008,613 10,782,070
a,b
Franklin International Growth Fund, Class R6 .............................. 82,365 1,173,695
iShares Core MSCI EAFE ETF ......................................... 33,542 2,158,428
a
Templeton Developing Markets Trust, Class R6 ............................. 131,790 2,257,558
a
Templeton Foreign Fund, Class R6 ...................................... 334,638 2,486,364
22,253,460
Foreign Fixed Income 3.2%
a
Franklin High Yield Corporate ETF ...................................... 75,178 1,691,505
a
Franklin International Aggregate Bond ETF ................................ 89,283 1,733,876
3,425,381
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$104,062,412) ...............................................................
106,998,422
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 646,663 646,663
Total Money Market Funds (Cost $646,663) .....................................
646,663
Total Short Term Investments (Cost $646,663 ) ..................................
646,663
a
Total Investments (Cost $104,709,075) 99.8% ...................................
$107,645,085
Other Assets, less Liabilities 0.2% .............................................
236,585
Net Assets 100.0% ...........................................................
$107,881,670

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 26,361 $ 593,386
Domestic Equity 39.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 56,469 2,120,401
a
Franklin Growth Fund, Class R6 ........................................ 43,927 5,102,961
a
Franklin U.S. Core Equity (IU) Fund ..................................... 877,002 11,392,258
a
Franklin U.S. Equity Index ETF ......................................... 30,475 1,139,738
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 61,151 2,633,774
iShares MSCI USA Quality Factor ETF ................................... 2,675 352,538
iShares Russell 2000 ETF ............................................. 5,000 883,700
23,625,370
Domestic Fixed Income 32.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 129,403 1,079,222
a
Franklin Investment Grade Corporate ETF ................................. 45,942 931,603
a
Franklin U.S. Core Bond ETF .......................................... 354,579 7,272,415
a
Franklin U.S. Treasury Bond ETF ....................................... 111,986 2,238,040
iShares Floating Rate Bond ETF ........................................ 18,325 932,559
Schwab U.S. TIPS ETF ............................................... 29,474 1,488,142
a
Western Asset Core Plus Bond Fund, Class IS ............................. 465,595 4,125,176
a
Western Asset Short-Term Bond Fund, Class IS ............................ 261,203 937,719
19,004,876
Foreign Equity 23.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 242,128 2,193,677
a
Franklin International Core Equity (IU) Fund ............................... 642,090 6,863,942
a,b
Franklin International Growth Fund, Class R6 .............................. 52,433 747,177
iShares Core MSCI EAFE ETF ......................................... 21,353 1,374,066
a
Templeton Developing Markets Trust, Class R6 ............................. 85,148 1,458,580
a
Templeton Foreign Fund, Class R6 ...................................... 213,034 1,582,839
14,220,281
Foreign Fixed Income 2.4%
a
Franklin High Yield Corporate ETF ...................................... 33,133 745,493
a
Franklin International Aggregate Bond ETF ................................ 36,875 716,113
1,461,606
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$56,008,357) ................................................................
58,905,519
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 517,160 517,160
Total Money Market Funds (Cost $517,160) .....................................
517,160
Total Short Term Investments (Cost $517,160 ) ..................................
517,160
a
Total Investments (Cost $56,525,517) 100.0% ...................................
$59,422,679
Other Assets, less Liabilities 0.0%
†
............................................
13,593
Net Assets 100.0% ...........................................................
$59,436,272

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 53,125 $ 1,195,844
Domestic Equity 45.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 128,981 4,843,225
a
Franklin Growth Fund, Class R6 ........................................ 100,334 11,655,857
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,003,172 26,021,208
a
Franklin U.S. Equity Index ETF ......................................... 69,650 2,604,847
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 139,676 6,015,845
iShares MSCI USA Quality Factor ETF ................................... 6,150 810,509
iShares Russell 2000 ETF ............................................. 11,425 2,019,255
53,970,746
Domestic Fixed Income 24.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 217,368 1,812,850
a
Franklin Investment Grade Corporate ETF ................................. 68,921 1,397,566
a
Franklin U.S. Core Bond ETF .......................................... 532,040 10,912,140
a
Franklin U.S. Treasury Bond ETF ....................................... 168,037 3,358,219
iShares Floating Rate Bond ETF ........................................ 27,500 1,399,475
Schwab U.S. TIPS ETF ............................................... 44,241 2,233,728
a
Western Asset Core Plus Bond Fund, Class IS ............................. 698,606 6,189,653
a
Western Asset Short-Term Bond Fund, Class IS ............................ 392,074 1,407,547
28,711,178
Foreign Equity 27.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 552,072 5,001,770
a
Franklin International Core Equity (IU) Fund ............................... 1,468,762 15,701,069
a,b
Franklin International Growth Fund, Class R6 .............................. 119,938 1,709,120
iShares Core MSCI EAFE ETF ......................................... 48,860 3,144,140
a
Templeton Developing Markets Trust, Class R6 ............................. 194,143 3,325,673
a
Templeton Foreign Fund, Class R6 ...................................... 487,307 3,620,694
32,502,466
Foreign Fixed Income 1.9%
a
Franklin High Yield Corporate ETF ...................................... 49,745 1,119,263
a
Franklin International Aggregate Bond ETF ................................ 61,962 1,203,302
2,322,565
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$110,141,503) ...............................................................
118,702,799
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 951,395 951,395
Total Money Market Funds (Cost $951,395) .....................................
951,395

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value $41,520)
BNP Paribas Securities Corp. (Maturity Value $18,447)
Deutsche Bank Securities, Inc. (Maturity Value $8,316)
HSBC Securities (USA), Inc. (Maturity Value $14,757)
Collateralized by U.S. Government Agency Securities, 2% - 7%, 1/20/27 - 9/20/53;
U.S. Government Agency Strips, 9/15/26 - 11/15/45; U.S. Treasury Bonds, 5.5%
- 6.75%, 2/15/26 - 8/15/28; and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at
$42,336) ........................................................ $ 41,502 $ 41,502
Total Repurchase Agreements (Cost $41,502) ...................................
41,502
Total Short Term Investments (Cost $992,897 ) ..................................
992,897
a
Total Investments (Cost $111,134,400) 99.9% ...................................
$119,695,696
Other Assets, less Liabilities 0.1% .............................................
123,795
Net Assets 100.0% ...........................................................
$119,819,491
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 55 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 20,087 $ 452,158
Domestic Equity 50.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 54,504 2,046,638
a
Franklin Growth Fund, Class R6 ........................................ 42,400 4,925,567
a
Franklin U.S. Core Equity (IU) Fund ..................................... 723,771 9,401,785
a
Franklin U.S. Equity Index ETF ......................................... 72,175 2,699,280
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 59,017 2,541,862
iShares MSCI USA Quality Factor ETF ................................... 2,600 342,654
iShares Russell 2000 ETF ............................................. 4,825 852,770
22,810,556
Domestic Fixed Income 16.8%
a
Franklin Investment Grade Corporate ETF ................................. 19,453 394,464
a
Franklin U.S. Core Bond ETF .......................................... 150,227 3,081,156
a
Franklin U.S. Treasury Bond ETF ....................................... 47,446 948,208
iShares Floating Rate Bond ETF ........................................ 7,750 394,398
Schwab U.S. TIPS ETF ............................................... 12,481 630,166
a
Western Asset Core Plus Bond Fund, Class IS ............................. 197,272 1,747,834
a
Western Asset Short-Term Bond Fund, Class IS ............................ 110,768 397,656
7,593,882
Foreign Equity 30.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 231,456 2,096,994
a
Franklin International Core Equity (IU) Fund ............................... 620,013 6,627,940
a,b
Franklin International Growth Fund, Class R6 .............................. 50,632 721,507
iShares Core MSCI EAFE ETF ......................................... 20,609 1,326,189
a
Templeton Developing Markets Trust, Class R6 ............................. 81,394 1,394,283
a
Templeton Foreign Fund, Class R6 ...................................... 205,708 1,528,412
13,695,325
Foreign Fixed Income 0.7%
a
Franklin High Yield Corporate ETF ...................................... 14,023 315,518
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$40,739,963) ................................................................
44,867,439
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 380,786 380,786
Total Money Market Funds (Cost $380,786) .....................................
380,786
Total Short Term Investments (Cost $380,786 ) ..................................
380,786
a
Total Investments (Cost $41,120,749) 99.9% ....................................
$45,248,225
Other Assets, less Liabilities 0.1% .............................................
24,012
Net Assets 100.0% ...........................................................
$45,272,237

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 36,359 $ 818,441
Domestic Equity 55.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 108,169 4,061,736
a
Franklin Growth Fund, Class R6 ........................................ 84,146 9,775,229
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,436,388 18,658,686
a
Franklin U.S. Equity Index ETF ......................................... 143,250 5,357,421
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 117,142 5,045,306
iShares MSCI USA Quality Factor ETF ................................... 5,150 678,719
iShares Russell 2000 ETF ............................................. 9,575 1,692,285
45,269,382
Domestic Fixed Income 9.6%
a
Franklin U.S. Core Bond ETF .......................................... 192,386 3,945,837
a
Western Asset Core Plus Bond Fund, Class IS ............................. 447,778 3,967,311
7,913,148
Foreign Equity 33.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 460,105 4,168,548
a
Franklin International Core Equity (IU) Fund ............................... 1,231,965 13,169,701
a,b
Franklin International Growth Fund, Class R6 .............................. 100,604 1,433,611
iShares Core MSCI EAFE ETF ......................................... 40,977 2,636,870
a
Templeton Developing Markets Trust, Class R6 ............................. 161,801 2,771,650
a
Templeton Foreign Fund, Class R6 ...................................... 408,742 3,036,952
27,217,332
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$71,177,408) ................................................................
81,218,303
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 882,570 882,570
Total Money Market Funds (Cost $882,570) .....................................
882,570
Principal
Amount
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value $43,305)
BNP Paribas Securities Corp. (Maturity Value $19,240)
Deutsche Bank Securities, Inc. (Maturity Value $8,673)
HSBC Securities (USA), Inc. (Maturity Value $15,392)
Collateralized by U.S. Government Agency Securities, 2% - 7%, 1/20/27 - 9/20/53;
U.S. Government Agency Strips, 9/15/26 - 11/15/45; U.S. Treasury Bonds, 5.5%
- 6.75%, 2/15/26 - 8/15/28; and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at
$44,156) ........................................................ $ 43,286 43,286
Total Repurchase Agreements (Cost $43,286) ...................................
43,286
Total Short Term Investments (Cost $925,856 ) ..................................
925,856
a
Total Investments (Cost $72,103,264) 100.2% ...................................
$82,144,159
Other Assets, less Liabilities (0.2)% ...........................................
(181,191)
Net Assets 100.0% ...........................................................
$81,962,968

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 16,938 $ 381,274
Domestic Equity 58.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 52,999 1,990,102
a
Franklin Growth Fund, Class R6 ........................................ 41,228 4,789,444
a
Franklin U.S. Core Equity (IU) Fund ..................................... 703,776 9,142,047
a
Franklin U.S. Equity Index ETF ......................................... 70,175 2,624,482
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 57,397 2,472,089
iShares MSCI USA Quality Factor ETF ................................... 2,525 332,770
iShares Russell 2000 ETF ............................................. 4,700 830,678
22,181,612
Domestic Fixed Income 5.0%
a
Franklin U.S. Core Bond ETF .......................................... 46,675 957,304
a
Western Asset Core Plus Bond Fund, Class IS ............................. 108,634 962,497
a
Western Asset Short-Term Bond Fund, Class IS ............................ 2 6
1,919,807
Foreign Equity 34.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 225,856 2,046,257
a
Franklin International Core Equity (IU) Fund ............................... 604,156 6,458,429
a,b
Franklin International Growth Fund, Class R6 .............................. 49,336 703,033
iShares Core MSCI EAFE ETF ......................................... 20,084 1,292,405
a
Templeton Developing Markets Trust, Class R6 ............................. 79,425 1,360,553
a
Templeton Foreign Fund, Class R6 ...................................... 200,447 1,489,324
13,350,001
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$33,198,959) ................................................................
37,832,694
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.1%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 417,847 417,847
Total Money Market Funds (Cost $417,847) .....................................
417,847

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
d
Joint Repurchase Agreement, 5.212%, 10/02/23 (Maturity Value $45,352)
BNP Paribas Securities Corp. (Maturity Value $20,150)
Deutsche Bank Securities, Inc. (Maturity Value $9,083)
HSBC Securities (USA), Inc. (Maturity Value $16,119)
Collateralized by U.S. Government Agency Securities, 2% - 7%, 1/20/27 - 9/20/53;
U.S. Government Agency Strips, 9/15/26 - 11/15/45; U.S. Treasury Bonds, 5.5%
- 6.75%, 2/15/26 - 8/15/28; and U.S. Treasury Notes, 2.25%, 8/15/27 (valued at
$46,242) ........................................................ $ 45,332 $ 45,332
Total Repurchase Agreements (Cost $45,332) ...................................
45,332
Total Short Term Investments (Cost $463,179 ) ..................................
463,179
a
Total Investments (Cost $33,662,138) 100.2% ...................................
$38,295,873
Other Assets, less Liabilities (0.2)% ...........................................
(93,967)
Net Assets 100.0% ...........................................................
$38,201,906
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30,
2023, all repurchase agreements had been entered into on September 29, 2023.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 55 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 13,138 $ 295,736
Domestic Equity 58.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 41,602 1,562,146
a
Franklin Growth Fund, Class R6 ........................................ 32,363 3,759,620
a
Franklin U.S. Core Equity (IU) Fund ..................................... 552,450 7,176,320
a
Franklin U.S. Equity Index ETF ......................................... 55,075 2,059,755
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 45,049 1,940,260
iShares MSCI USA Quality Factor ETF ................................... 1,975 260,285
iShares Russell 2000 ETF ............................................. 3,675 649,520
17,407,906
Domestic Fixed Income 4.0%
a
Franklin U.S. Core Bond ETF .......................................... 28,946 593,682
a
Western Asset Core Plus Bond Fund, Class IS ............................. 67,400 597,160
1,190,842
Foreign Equity 35.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 176,175 1,596,150
a
Franklin International Core Equity (IU) Fund ............................... 473,093 5,057,361
a,b
Franklin International Growth Fund, Class R6 .............................. 38,635 550,555
iShares Core MSCI EAFE ETF ......................................... 15,730 1,012,226
a
Templeton Developing Markets Trust, Class R6 ............................. 61,954 1,061,267
a
Templeton Foreign Fund, Class R6 ...................................... 156,962 1,166,230
10,443,789
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$26,628,332) ................................................................
29,338,273
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 227,659 227,659
Total Money Market Funds (Cost $227,659) .....................................
227,659
Total Short Term Investments (Cost $227,659 ) ..................................
227,659
a
Total Investments (Cost $26,855,991) 100.0% ...................................
$29,565,932
Other Assets, less Liabilities 0.0%
†
............................................
23,483
Net Assets 100.0% ...........................................................
$29,589,415
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 55 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
96.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 1,769 $ 39,820
Domestic Equity 57.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 5,659 212,510
a
Franklin Growth Fund, Class R6 ........................................ 4,402 511,417
a
Franklin U.S. Core Equity (IU) Fund ..................................... 75,152 976,229
a
Franklin U.S. Equity Index ETF ......................................... 7,500 280,493
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 6,105 262,942
iShares MSCI USA Quality Factor ETF ................................... 275 36,242
iShares Russell 2000 ETF ............................................. 500 88,370
2,368,203
Domestic Fixed Income 4.0%
a
Franklin U.S. Core Bond ETF .......................................... 3,925 80,502
a
Western Asset Core Plus Bond Fund, Class IS ............................. 9,169 81,239
161,741
Foreign Equity 34.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 23,964 217,116
a
Franklin International Core Equity (IU) Fund ............................... 64,357 687,976
a,b
Franklin International Growth Fund, Class R6 .............................. 5,255 74,887
iShares Core MSCI EAFE ETF ......................................... 2,139 137,646
a
Templeton Developing Markets Trust, Class R6 ............................. 8,427 144,359
a
Templeton Foreign Fund, Class R6 ...................................... 21,352 158,644
1,420,628
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$4,006,742) .................................................................
3,990,392
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 71,670 71,670
Total Money Market Funds (Cost $71,670) ......................................
71,670
Total Short Term Investments (Cost $71,670 ) ...................................
71,670
a
Total Investments (Cost $4,078,412) 98.6% .....................................
$4,062,062
Other Assets, less Liabilities 1.4% .............................................
54,251
Net Assets 100.0% ...........................................................
$4,116,313
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2023
Franklin Moderate Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 55 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 677,873 $ 15,258,921
Domestic Equity 43.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,587,190 59,598,999
a
Franklin Growth Fund, Class R6 ........................................ 1,234,562 143,419,087
a
Franklin U.S. Core Equity (IU) Fund ..................................... 24,658,258 320,310,776
a
Franklin U.S. Equity Index ETF ......................................... 857,075 32,053,834
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,718,842 74,030,525
iShares MSCI USA Quality Factor ETF ................................... 75,750 9,983,093
iShares Russell 2000 ETF ............................................. 140,775 24,880,574
664,276,888
Domestic Fixed Income 37.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,327,567 27,751,911
a
Franklin Investment Grade Corporate ETF ................................. 1,396,648 28,320,949
a
Franklin U.S. Core Bond ETF .......................................... 10,778,341 221,063,774
a
Franklin U.S. Treasury Bond ETF ....................................... 3,404,322 68,035,375
iShares Floating Rate Bond ETF ........................................ 557,275 28,359,725
Schwab U.S. TIPS ETF ............................................... 896,417 45,260,094
a
Western Asset Core Plus Bond Fund, Class IS ............................. 14,152,252 125,388,955
a
Western Asset Short-Term Bond Fund, Class IS ............................ 7,945,716 28,525,120
572,705,903
Foreign Equity 14.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,572,254 32,364,625
a
Franklin International Core Equity (IU) Fund ............................... 10,219,036 109,241,495
a,b
Franklin International Growth Fund, Class R6 .............................. 833,180 11,872,812
iShares Core MSCI EAFE ETF ......................................... 336,747 21,669,669
a
Templeton Developing Markets Trust, Class R6 ............................. 1,256,348 21,521,248
a
Templeton Foreign Fund, Class R6 ...................................... 3,385,396 25,153,496
221,823,345
Foreign Fixed Income 2.7%
a
Franklin High Yield Corporate ETF ...................................... 1,007,720 22,673,700
a
Franklin International Aggregate Bond ETF ................................ 948,563 18,421,093
41,094,793
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,426,453,663) ..............................................................
1,515,159,850
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 11,603,693 11,603,693
Total Money Market Funds (Cost $11,603,693) ..................................
11,603,693
Total Short Term Investments (Cost $11,603,693 ) ................................
11,603,693
a
Total Investments (Cost $1,438,057,356) 100.0% ................................
$1,526,763,543
Other Assets, less Liabilities 0.0%
†
............................................
567,943
Net Assets 100.0% ...........................................................
$1,527,331,486

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended September 30, 2023, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 30,701,244 $ 2,302,298 $ (5,414,046) $ (1,414,637) $ 310,306 $ 26,485,165 3,175,679 $ —
ClearBridge Large Cap Value Fund,
Class IS ................. 26,259,497 369,659 (5,041,233) 364,491 407,169 22,359,583 595,462 268,519
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 12,220,962 $ 559,861 $ (890,011) $ (78,061) $ 365,560 $ 12,178,311 1,344,184 $ 238,755
Franklin Growth Fund, Class R6 . 62,248,347 1,985,120 (18,302,159) 8,631,788 (757,165) 53,805,931 463,165 —
Franklin High Yield Corporate ETF 19,487,415 2,286,621 (2,853,124) (424,959) 804,164 19,300,117 857,783 863,465
Franklin International Aggregate
Bond ETF ................ 18,456,792 2,063,154 (3,156,334) (935,153) 1,151,807 17,580,266 905,266 —
Franklin International Core Equity
(IU) Fund ................ 37,040,769 9,068,157 (7,491,136) (31,340) 2,358,916 40,945,366 3,830,249 1,018,557
Franklin International Growth Fund,
Class R6 ................ 5,491,269 1,833,329 (2,875,347) 22,779 (22,202) 4,449,828 312,269 —
Franklin Investment Grade
Corporate ETF ............ 25,563,434 2,968,226 (3,733,470) (779,043) 87,386 24,106,533 1,188,814 631,458
Franklin Systematic Style Premia
ETF .................... 9,183,135 1,056,262 (2,045,105) (236,622) 780,172 8,737,842 388,176 —
Franklin U.S. Core Bond ETF ... 197,196,243 22,727,257 (25,686,812) (4,549,235) (1,519,668) 188,167,785 9,174,441 4,196,363
Franklin U.S. Core Equity (IU) Fund 145,722,174 3,306,711 (42,051,396) (2,854,996) 16,050,116 120,172,609 9,251,163 1,828,330
Franklin U.S. Equity Index ETF . 11,904,898 3,616,998 (5,025,184) 336,903 1,191,131 12,024,746 321,525 124,124
Franklin U.S. Large Cap Multifactor
Index ETF ............... 33,567,342 702,853 (9,672,958) 555,198 2,621,384 27,773,819 644,853 350,975
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 5,018,427 352,624 (5,075,610) (180,990) (114,451) — — 34,582
Franklin U.S. Treasury Bond ETF 54,806,603 12,380,707 (7,327,401) (1,575,561) (373,074) 57,911,274 2,897,737 1,264,673
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 21,171,800 87,144,243 (102,190,238) — — 6,125,805 6,125,805 717,330
Templeton Developing Markets
Trust, Class R6 ............ 8,417,149 863,665 (1,626,111) (172,126) 615,755 8,098,332 472,757 —
Templeton Foreign Fund, Class R6 9,012,492 1,273,469 (1,791,925) 196,908 736,677 9,427,621 1,268,859 —
Western Asset Core Plus Bond
Fund, Class IS ............ 113,500,451 16,156,099 (17,178,094) (4,612,063) (1,131,454) 106,734,939 12,046,833 3,546,796
Western Asset Short-Term Bond
Fund, Class IS ............ 39,756,727 4,513,902 (19,779,714) (1,877,174) 1,652,615 24,266,356 6,759,431 1,102,580
Total Non-Controlled Affiliates $886,727,170 $177,531,215 $(289,207,408) $(9,613,893) $25,215,144 $790,652,228 $16,186,507
Total Affiliated Securities .... $886,727,170 $177,531,215 $(289,207,408) $(9,613,893) $25,215,144 $790,652,228 $16,186,507
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 194,783,881 — (12,865,327) (725,090) 25,675,996 206,869,460 1,780,748 —
Franklin Growth Opportunities
Fund, Class R6 ............ 193,509,671 — (13,305,060) (2,653,605) 43,562,260 221,113,266 4,571,289 —
Franklin Mutual Shares Fund, Class
R6 ..................... 198,576,524 — (12,259,252) 32,384 7,370,289 193,719,945 8,177,288 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... $ 2,229 $ 10,695,684 $ (10,697,278) $ — $ — $ 635 635 $ 3,906
Templeton Growth Fund, Inc., Class
R6 ..................... 197,855,255 — (12,930,176) 592,973 16,672,912 202,190,964 8,696,386 —
Total Non-Controlled Affiliates $784,727,560 $10,695,684 $(62,057,093) $(2,753,338) $93,281,457 $823,894,270 $3,906
Total Affiliated Securities .... $784,727,560 $10,695,684 $(62,057,093) $(2,753,338) $93,281,457 $823,894,270 $3,906
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 29,248,769 3,737,687 (172,660) (39,395) 572,113 33,346,514 3,680,631 624,901
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,819,283 1,816,952 (1,782,655) (454,056) (203,868) 14,195,656 1,702,117 —
ClearBridge Large Cap Value Fund,
Class IS ................. 65,445,907 1,554,744 (7,468,750) 228,350 1,733,202 61,493,453 1,637,642 715,350
Franklin Growth Fund, Class R6 . 155,208,167 4,494,150 (31,647,328) 11,420,882 8,508,950 147,984,821 1,273,864 —
Franklin High Yield Corporate ETF 6,940,921 2,043,576 (642,640) (87,303) 208,394 8,462,948 376,131 340,791
Franklin International Aggregate
Bond ETF ................ 8,895,257 1,442,964 (1,009,233) (300,881) 393,972 9,422,079 485,174 —
Franklin International Core Equity
(IU) Fund ................ 93,936,658 25,394,715 (12,105,338) (951,698) 6,494,791 112,769,128 10,549,030 2,710,335
Franklin International Growth Fund,
Class R6 ................ 13,737,178 4,580,973 (5,887,196) (79,055) (94,607) 12,257,293 860,161 —
Franklin Investment Grade
Corporate ETF ............ 9,106,040 2,826,354 (1,034,214) (206,504) (120,413) 10,571,263 521,322 249,952
Franklin Systematic Style Premia
ETF .................... 11,082,650 1,801,618 (1,885,570) (269,966) 978,877 11,707,609 520,107 —
Franklin U.S. Core Bond ETF ... 70,247,628 21,771,159 (6,714,550) (1,155,285) (1,634,392) 82,514,560 4,023,138 1,652,657
Franklin U.S. Core Equity (IU) Fund 337,617,838 5,460,227 (88,009,449) (13,374,471) 40,913,426 282,607,571 21,755,779 4,014,323
Franklin U.S. Equity Index ETF . 34,657,128 64,029,579 (27,476,625) 2,411,785 7,485,561 81,107,428 2,168,700 708,262
Franklin U.S. Large Cap Multifactor
Index ETF ............... 98,772,934 7,570,430 (38,812,425) 121,987 8,734,992 76,387,918 1,773,576 945,976
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 12,481,875 876,337 (12,596,485) (479,253) (282,474) — — 90,826
Franklin U.S. Treasury Bond ETF 19,522,543 8,300,666 (1,555,324) (241,315) (631,770) 25,394,800 1,270,693 497,270
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 23,941,645 103,543,141 (118,793,367) — — 8,691,419 8,691,419 926,711
Templeton Developing Markets
Trust, Class R6 ............ 21,426,214 2,879,017 (3,161,900) (360,990) 1,391,845 22,174,186 1,294,465 —
Templeton Foreign Fund, Class R6 22,540,275 3,308,888 (2,196,841) (28,049) 2,341,255 25,965,528 3,494,688 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 40,431,845 $ 13,647,096 $ (4,730,073) $ (1,213,963) $ (1,338,008) $ 46,796,897 5,281,817 $ 1,381,943
Western Asset Short-Term Bond
Fund, Class IS ............ 22,308,813 4,574,197 (16,061,687) (1,068,278) 914,494 10,667,539 2,971,459 659,353
Total Non-Controlled Affiliates $1,083,120,799 $281,916,783 $(383,571,650) $(6,088,063) $75,794,227 $1,051,172,096 $14,893,749
Total Affiliated Securities .... $1,112,369,568 $285,654,470 $(383,744,310) $(6,127,458) $76,366,340 $1,084,518,610 $15,518,650
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,252,957 20,268 (147,076) (33,517) (59,405) 2,033,227 243,792 —
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,254,426 1,063,173 (613,943) (65,024) 287,935 4,926,567 250,461 157,261
Franklin High Yield Corporate ETF 2,000,045 55,926 (143,083) (23,944) 65,856 1,954,800 86,880 86,229
Franklin International Core Dividend
Tilt Index ETF ............. — 1,226,073 (1,421) (24) (41,942) 1,182,686 42,375 6,434
Franklin Investment Grade
Corporate ETF ............ 2,580,137 144,568 (185,670) (51,935) (19,211) 2,467,889 121,704 65,962
Franklin U.S. Core Bond ETF ... 3,983,538 1,440,142 (354,430) (62,423) (114,802) 4,892,025 238,519 105,864
Franklin U.S. Core Equity (IU) Fund 1,352,460 101,460 (615,466) 95,657 36,133 970,244 74,692 17,871
Franklin U.S. Government
Securities Fund, Class R6 ..... 2,338,342 985,335 (279,944) (43,682) (91,935) 2,908,116 595,925 64,535
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 108,271 8,289,882 (7,320,361) — — 1,077,792 1,077,792 30,029
Templeton Developing Markets
Trust, Class R6 ............ 434,775 40,960 (50,272) (13,047) 34,834 447,250 26,109 —
Templeton Foreign Fund, Class R6 993,468 40,440 (218,291) 30,455 70,286 916,358 123,332 —
Western Asset Income Fund, Class
IS ..................... 6,703,412 415,980 (637,088) (136,706) (27,655) 6,317,943 1,289,376 373,187
Western Asset Short Duration High
Income Fund, Class I ........ 5,001,984 312,292 (557,398) (76,829) 117,120 4,797,169 1,016,349 280,079
Total Non-Controlled Affiliates $32,003,815 $14,136,499 $(11,124,443) $(381,019) $257,214 $34,892,066 $1,187,451
Total Affiliated Securities .... $32,003,815 $14,136,499 $(11,124,443) $(381,019) $257,214 $34,892,066 $1,187,451
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,148,635 81,092 (163,327) (46,662) 2,581 1,022,319 122,580 —
ClearBridge Large Cap Value Fund,
Class IS ................. 993,724 13,022 (245,334) 22,392 9,019 792,823 21,114 9,562
Franklin Emerging Market Core
Equity (IU) Fund ........... 796,484 78,969 (76,799) (8,284) 27,210 817,580 90,241 15,861
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Growth Fund, Class R6 . $ 2,365,638 $ 54,651 $ (806,475) $ 227,695 $ 66,465 $ 1,907,974 16,424 $ —
Franklin High Yield Corporate ETF 564,767 55,422 (59,921) (8,920) 19,882 571,230 25,388 25,153
Franklin International Aggregate
Bond ETF ................ 687,942 69,924 (87,555) (26,009) 33,864 678,166 34,921 —
Franklin International Core Equity
(IU) Fund ................ 2,121,449 722,254 (405,108) (28,492) 160,246 2,570,349 240,444 64,194
Franklin International Growth Fund,
Class R6 ................ 321,494 117,687 (157,464) (46) (1,897) 279,774 19,633 —
Franklin Investment Grade
Corporate ETF ............ 740,948 71,248 (78,008) (17,053) (3,803) 713,332 35,178 18,394
Franklin Systematic Style Premia
ETF .................... 311,909 35,140 (59,492) (4,612) 23,416 306,361 13,610 —
Franklin U.S. Core Bond ETF ... 5,721,468 518,643 (487,859) (87,800) (94,182) 5,570,270 271,588 122,323
Franklin U.S. Core Equity (IU) Fund 5,318,184 98,158 (1,634,435) (105,627) 583,290 4,259,570 327,911 65,244
Franklin U.S. Equity Index ETF . 462,737 10,600 (104,691) 14,030 43,674 426,350 11,400 4,515
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,244,111 7,540 (384,358) 14,680 102,306 984,279 22,853 12,601
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 186,396 13,281 (190,072) (5,442) (4,163) — — 1,216
Franklin U.S. Treasury Bond ETF 1,589,201 321,091 (138,047) (30,172) (27,900) 1,714,173 85,773 36,856
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 365,822 4,582,632 (4,682,598) — — 265,856 265,856 14,943
Templeton Developing Markets
Trust, Class R6 ............ 556,657 33,428 (75,315) (7,409) 36,254 543,615 31,735 —
Templeton Foreign Fund, Class R6 527,165 94,966 (85,251) 883 54,966 592,729 79,775 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,293,679 403,829 (365,241) (97,558) (74,847) 3,159,862 356,644 103,563
Western Asset Short-Term Bond
Fund, Class IS ............ 1,039,466 102,967 (418,393) (39,894) 33,873 718,019 200,005 29,022
Total Non-Controlled Affiliates $30,357,876 $7,486,544 $(10,705,743) $(234,300) $990,254 $27,894,631 $523,447
Total Affiliated Securities .... $30,357,876 $7,486,544 $(10,705,743) $(234,300) $990,254 $27,894,631 $523,447
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,917,165 277,526 (466,939) (131,713) 16,648 2,612,687 313,272 —
ClearBridge Large Cap Value Fund,
Class IS ................. 4,124,126 117,481 (1,056,149) 61,171 71,209 3,317,838 88,358 40,343
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,318,843 383,444 (383,123) (47,227) 123,408 3,395,345 374,762 66,076
Franklin Growth Fund, Class R6 . 9,776,078 239,304 (3,262,248) 921,010 310,702 7,984,846 68,734 —
Franklin High Yield Corporate ETF 1,653,265 234,538 (227,991) (32,102) 63,795 1,691,505 75,178 75,214
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Aggregate
Bond ETF ................ $ 1,749,249 $ 233,409 $ (268,462) $ (79,844) $ 99,524 $ 1,733,876 89,283 $ —
Franklin International Core Equity
(IU) Fund ................ 8,737,714 3,308,198 (1,807,970) (114,894) 659,022 10,782,070 1,008,613 272,051
Franklin International Growth Fund,
Class R6 ................ 1,334,547 510,136 (657,218) (5,198) (8,572) 1,173,695 82,365 —
Franklin Investment Grade
Corporate ETF ............ 2,168,184 281,506 (273,032) (60,646) (3,268) 2,112,744 104,190 55,034
Franklin Systematic Style Premia
ETF .................... 1,090,313 143,402 (223,840) (34,482) 101,891 1,077,284 47,858 —
Franklin U.S. Core Bond ETF ... 16,728,174 2,176,613 (1,856,089) (344,957) (209,435) 16,494,306 804,208 365,667
Franklin U.S. Core Equity (IU) Fund 22,138,668 373,232 (6,709,225) (637,926) 2,661,020 17,825,769 1,372,269 275,687
Franklin U.S. Equity Index ETF . 1,973,904 13,048 (449,345) 65,319 181,011 1,783,937 47,700 19,163
Franklin U.S. Large Cap Multifactor
Index ETF ............... 5,175,563 32,410 (1,582,850) 32,872 463,201 4,121,196 95,686 53,498
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 783,624 73,756 (816,246) (23,526) (17,608) — — 5,121
Franklin U.S. Treasury Bond ETF 4,648,972 1,138,901 (534,975) (113,600) (62,848) 5,076,450 254,013 110,179
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 1,580,072 12,186,605 (13,120,014) — — 646,663 646,663 54,219
Templeton Developing Markets
Trust, Class R6 ............ 2,301,822 220,592 (380,325) (42,254) 157,723 2,257,558 131,790 —
Templeton Foreign Fund, Class R6 2,189,180 430,519 (366,139) 2,231 230,573 2,486,364 334,638 —
Western Asset Core Plus Bond
Fund, Class IS ............ 9,628,633 1,512,099 (1,262,885) (345,015) (176,109) 9,356,723 1,056,064 308,631
Western Asset Short-Term Bond
Fund, Class IS ............ 3,128,680 459,270 (1,442,054) (137,250) 117,821 2,126,467 592,331 89,270
Total Non-Controlled Affiliates $107,146,776 $24,345,989 $(37,147,119) $(1,068,031) $4,779,708 $98,057,323 $1,790,153
Total Affiliated Securities .... $107,146,776 $24,345,989 $(37,147,119) $(1,068,031) $4,779,708 $98,057,323 $1,790,153
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,094,160 136,353 (100,862) (25,848) (24,581) 1,079,222 129,403 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,391,404 112,934 (459,670) 18,083 57,650 2,120,401 56,469 24,796
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,880,693 344,991 (67,447) 849 34,591 2,193,677 242,128 40,630
Franklin Growth Fund, Class R6 . 5,674,604 239,615 (1,529,477) 259,953 458,266 5,102,961 43,927 —
Franklin High Yield Corporate ETF 652,305 119,787 (38,350) (5,762) 17,513 745,493 33,133 31,250
Franklin International Aggregate
Bond ETF ................ 650,089 110,637 (51,295) (14,681) 21,363 716,113 36,875 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Core Equity
(IU) Fund ................ $ 5,195,817 $ 1,933,022 $ (573,269) $ 1,459 $ 306,913 $ 6,863,942 642,090 $ 165,617
Franklin International Growth Fund,
Class R6 ................ 781,964 312,606 (332,251) (8,072) (7,070) 747,177 52,433 —
Franklin Investment Grade
Corporate ETF ............ 856,547 148,610 (44,112) (9,561) (19,881) 931,603 45,942 22,903
Franklin Systematic Style Premia
ETF .................... 544,509 87,614 (74,491) (2,032) 37,786 593,386 26,361 —
Franklin U.S. Core Bond ETF ... 6,610,946 1,164,016 (252,060) (44,902) (205,585) 7,272,415 354,579 151,878
Franklin U.S. Core Equity (IU) Fund 12,706,277 425,825 (2,907,264) (281,072) 1,448,492 11,392,258 877,002 166,884
Franklin U.S. Equity Index ETF . 1,099,105 72,548 (172,320) 15,967 124,438 1,139,738 30,475 11,727
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,995,238 62,102 (712,656) 13,897 275,193 2,633,774 61,151 32,616
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 453,627 47,090 (475,927) (14,684) (10,106) — — 3,087
Franklin U.S. Treasury Bond ETF 1,836,835 555,455 (76,092) (16,047) (62,111) 2,238,040 111,986 45,718
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 755,711 6,186,074 (6,424,625) — — 517,160 517,160 31,312
Templeton Developing Markets
Trust, Class R6 ............ 1,334,804 221,294 (158,114) (686) 61,282 1,458,580 85,148 —
Templeton Foreign Fund, Class R6 1,274,672 280,826 (106,299) 953 132,687 1,582,839 213,034 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,805,315 783,405 (230,379) (58,802) (174,363) 4,125,176 465,595 127,938
Western Asset Short-Term Bond
Fund, Class IS ............ 1,297,032 235,244 (585,216) (56,455) 47,114 937,719 261,203 38,666
Total Non-Controlled Affiliates $53,891,654 $13,580,048 $(15,372,176) $(227,443) $2,519,591 $54,391,674 $895,022
Total Affiliated Securities .... $53,891,654 $13,580,048 $(15,372,176) $(227,443) $2,519,591 $54,391,674 $895,022
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,817,990 233,924 (155,279) (38,225) (45,560) 1,812,850 217,368 —
ClearBridge Large Cap Value Fund,
Class IS ................. 5,384,764 222,162 (934,246) 34,453 136,092 4,843,225 128,981 56,517
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,245,221 752,591 (71,705) (14,966) 90,629 5,001,770 552,072 91,616
Franklin Growth Fund, Class R6 . 12,769,707 509,925 (3,245,479) 639,620 982,084 11,655,857 100,334 —
Franklin High Yield Corporate ETF 955,206 185,269 (38,609) (5,059) 22,456 1,119,263 49,745 46,192
Franklin International Aggregate
Bond ETF ................ 1,067,068 206,397 (81,302) (24,015) 35,154 1,203,302 61,962 —
Franklin International Core Equity
(IU) Fund ................ 11,077,804 5,033,305 (1,048,044) (83,021) 721,025 15,701,069 1,468,762 375,168
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Growth Fund,
Class R6 ................ $ 1,745,352 $ 733,298 $ (731,455) $ (33,656) $ (4,419) $ 1,709,120 119,938 $ —
Franklin Investment Grade
Corporate ETF ............ 1,254,204 250,247 (63,312) (13,474) (30,099) 1,397,566 68,921 33,866
Franklin Systematic Style Premia
ETF .................... 1,087,488 176,996 (140,587) (20,041) 91,988 1,195,844 53,125 —
Franklin U.S. Core Bond ETF ... 9,671,832 1,907,509 (296,141) (52,005) (319,055) 10,912,140 532,040 224,350
Franklin U.S. Core Equity (IU) Fund 27,947,872 702,386 (5,222,219) (529,509) 3,122,678 26,021,208 2,003,172 377,475
Franklin U.S. Equity Index ETF . 2,853,686 50,109 (639,302) 70,871 269,483 2,604,847 69,650 26,710
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,790,007 127,718 (1,558,517) 30,580 626,057 6,015,845 139,676 74,337
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 1,026,129 98,262 (1,068,569) (33,830) (21,992) — — 6,994
Franklin U.S. Treasury Bond ETF 2,688,143 863,387 (77,626) (16,570) (99,115) 3,358,219 168,037 67,537
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 1,530,736 9,728,268 (10,307,609) — — 951,395 951,395 64,356
Templeton Developing Markets
Trust, Class R6 ............ 3,018,692 463,320 (292,314) (34,449) 170,424 3,325,673 194,143 —
Templeton Foreign Fund, Class R6 2,862,874 602,122 (143,381) (209) 299,288 3,620,694 487,307 —
Western Asset Core Plus Bond
Fund, Class IS ............ 5,566,784 1,283,134 (315,176) (77,434) (267,655) 6,189,653 698,606 188,892
Western Asset Short-Term Bond
Fund, Class IS ............ 2,052,794 382,129 (1,012,966) (94,946) 80,536 1,407,547 392,074 61,516
Total Non-Controlled Affiliates $107,414,353 $24,512,458 $(27,443,838) $(295,885) $5,859,999 $110,047,087 $1,695,526
Total Affiliated Securities .... $107,414,353 $24,512,458 $(27,443,838) $(295,885) $5,859,999 $110,047,087 $1,695,526
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,221,231 156,115 (400,807) 16,636 53,463 2,046,638 54,504 23,631
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,709,541 409,141 (49,931) (10,867) 39,110 2,096,994 231,456 38,348
Franklin Growth Fund, Class R6 . 5,263,064 376,343 (1,380,103) 75,589 590,674 4,925,567 42,400 —
Franklin High Yield Corporate ETF 255,736 67,250 (11,864) (1,657) 6,053 315,518 14,023 12,667
Franklin International Core Equity
(IU) Fund ................ 4,544,929 2,249,752 (419,227) (8,040) 260,526 6,627,940 620,013 156,365
Franklin International Growth Fund,
Class R6 ................ 721,611 323,876 (305,477) (14,505) (3,998) 721,507 50,632 —
Franklin Investment Grade
Corporate ETF ............ 335,548 94,641 (22,979) (4,827) (7,919) 394,464 19,453 9,287
Franklin Systematic Style Premia
ETF .................... 402,222 75,231 (52,231) (120) 27,056 452,158 20,087 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Core Bond ETF ... $ 2,584,370 $ 719,220 $ (114,629) $ (20,124) $ (87,681) $ 3,081,156 150,227 $ 61,465
Franklin U.S. Core Equity (IU) Fund 10,261,687 400,010 (2,136,787) (17,848) 894,723 9,401,785 723,771 131,310
Franklin U.S. Equity Index ETF . 1,172,213 1,882,189 (678,711) 69,906 253,683 2,699,280 72,175 23,610
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,879,808 145,432 (1,782,231) (52,848) 351,701 2,541,862 59,017 32,316
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 420,342 46,348 (443,266) (14,400) (9,024) — — 2,905
Franklin U.S. Treasury Bond ETF 718,725 287,121 (24,306) (3,950) (29,382) 948,208 47,446 18,493
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 714,891 4,500,113 (4,834,218) — — 380,786 380,786 23,768
Templeton Developing Markets
Trust, Class R6 ............ 1,238,555 255,765 (154,465) (17,875) 72,303 1,394,283 81,394 —
Templeton Foreign Fund, Class R6 1,182,080 289,733 (65,995) (688) 123,282 1,528,412 205,708 —
Western Asset Core Plus Bond
Fund, Class IS ............ 1,488,174 454,702 (96,406) (24,020) (74,616) 1,747,834 197,272 51,625
Western Asset Short-Term Bond
Fund, Class IS ............ 607,513 135,767 (341,025) (26,479) 21,880 397,656 110,768 18,427
Total Non-Controlled Affiliates $39,722,240 $12,868,749 $(13,314,658) $(56,117) $2,481,834 $41,702,048 $604,217
Total Affiliated Securities .... $39,722,240 $12,868,749 $(13,314,658) $(56,117) $2,481,834 $41,702,048 $604,217
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 4,396,296 338,155 (809,689) 20,658 116,316 4,061,736 108,169 47,490
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,534,143 687,768 (115,071) (16,677) 78,385 4,168,548 460,105 76,430
Franklin Growth Fund, Class R6 . 10,412,946 662,409 (2,621,627) 367,931 953,570 9,775,229 84,146 —
Franklin International Core Equity
(IU) Fund ................ 9,522,302 4,016,426 (900,861) (120,567) 652,401 13,169,701 1,231,965 310,612
Franklin International Growth Fund,
Class R6 ................ 1,422,808 698,579 (646,963) (31,837) (8,976) 1,433,611 100,604 —
Franklin Systematic Style Premia
ETF .................... 726,599 156,774 (114,015) (13,867) 62,950 818,441 36,359 —
Franklin U.S. Core Bond ETF ... 3,142,919 1,165,746 (224,839) (38,370) (99,619) 3,945,837 192,386 76,871
Franklin U.S. Core Equity (IU) Fund 22,078,457 427,183 (5,654,389) (621,507) 2,428,942 18,658,686 1,436,388 262,009
Franklin U.S. Equity Index ETF . 2,322,826 3,723,621 (1,333,024) 141,222 502,776 5,357,421 143,250 47,138
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,733,733 245,450 (2,511,996) (38,969) 617,088 5,045,306 117,142 61,936
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 831,174 104,246 (887,801) (29,397) (18,222) — — 5,844
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 817,913 9,053,503 (8,988,846) — — 882,570 882,570 41,120
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 2,447,029 $ 474,376 $ (254,907) $ (32,000) $ 137,152 $ 2,771,650 161,801 $ —
Templeton Foreign Fund, Class R6 2,334,095 634,005 (168,627) (5,881) 243,360 3,036,952 408,742 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,208,080 1,269,000 (286,373) (72,651) (150,745) 3,967,311 447,778 114,090
Western Asset Short-Term Bond
Fund, Class IS ............ 379,129 75,570 (452,102) (21,171) 18,574 — — 11,332
Total Non-Controlled Affiliates $74,310,449 $23,732,811 $(25,971,130) $(513,083) $5,533,952 $77,092,999 $1,054,872
Total Affiliated Securities .... $74,310,449 $23,732,811 $(25,971,130) $(513,083) $5,533,952 $77,092,999 $1,054,872
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,059,453 162,744 (295,689) 14,555 49,039 1,990,102 52,999 22,641
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,633,694 409,416 (22,665) (4,249) 30,061 2,046,257 225,856 36,699
Franklin Growth Fund, Class R6 . 4,882,286 361,788 (1,076,298) 14,650 607,018 4,789,444 41,228 —
Franklin International Core Equity
(IU) Fund ................ 4,361,105 2,122,384 (261,997) (4,329) 241,266 6,458,429 604,156 148,884
Franklin International Growth Fund,
Class R6 ................ 670,060 336,631 (281,559) (16,323) (5,776) 703,033 49,336 —
Franklin Systematic Style Premia
ETF .................... 325,248 75,421 (41,775) 521 21,859 381,274 16,938 —
Franklin U.S. Core Bond ETF ... 637,746 408,755 (55,632) (2,557) (31,008) 957,304 46,675 16,748
Franklin U.S. Core Equity (IU) Fund 9,106,717 512,604 (1,282,264) (100,650) 905,640 9,142,047 703,776 123,184
Franklin U.S. Equity Index ETF . 1,086,644 1,824,426 (590,990) 62,151 242,251 2,624,482 70,175 22,726
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,251,829 372,481 (2,448,134) (120,052) 415,965 2,472,089 57,397 32,999
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 388,008 43,492 (409,182) (13,751) (8,567) — — 2,775
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 513,740 3,950,661 (4,046,554) — — 417,847 417,847 20,047
Templeton Developing Markets
Trust, Class R6 ............ 1,147,868 261,025 (97,113) (10,977) 59,750 1,360,553 79,425 —
Templeton Foreign Fund, Class R6 1,097,845 325,223 (46,165) (678) 113,099 1,489,324 200,447 —
Western Asset Core Plus Bond
Fund, Class IS ............ 652,179 434,969 (72,624) (3,654) (48,373) 962,497 108,634 24,691
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 170,002 $ 37,601 $ (206,399) $ (9,134) $ 7,936 $ 6 2 $ 5,128
Total Non-Controlled Affiliates $32,984,424 $11,639,621 $(11,235,040) $(194,477) $2,600,160 $35,794,688 $456,522
Total Affiliated Securities .... $32,984,424 $11,639,621 $(11,235,040) $(194,477) $2,600,160 $35,794,688 $456,522
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 1,535,093 260,480 (281,356) 3,507 44,422 1,562,146 41,602 17,483
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,176,660 421,056 (16,722) (4,259) 19,415 1,596,150 176,175 28,381
Franklin Growth Fund, Class R6 . 3,635,030 635,332 (982,653) (49,041) 520,952 3,759,620 32,363 —
Franklin International Core Equity
(IU) Fund ................ 3,177,361 1,935,985 (219,554) (22,035) 185,604 5,057,361 473,093 114,536
Franklin International Growth Fund,
Class R6 ................ 499,649 291,187 (221,566) (13,741) (4,974) 550,555 38,635 —
Franklin Systematic Style Premia
ETF .................... 241,350 73,848 (36,599) 61 17,076 295,736 13,138 —
Franklin U.S. Core Bond ETF ... 409,555 258,921 (55,671) (2,517) (16,606) 593,682 28,946 10,248
Franklin U.S. Core Equity (IU) Fund 5,986,741 1,015,356 (399,799) (36,454) 610,476 7,176,320 552,450 93,489
Franklin U.S. Equity Index ETF . 808,337 1,526,596 (507,163) 39,824 192,161 2,059,755 55,075 17,657
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,730,960 522,277 (2,538,907) (161,556) 387,486 1,940,260 45,049 28,719
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 290,055 53,263 (325,966) (11,237) (6,115) — — 2,113
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 418,686 3,527,957 (3,718,984) — — 227,659 227,659 15,750
Templeton Developing Markets
Trust, Class R6 ............ 856,596 316,264 (145,593) (23,818) 57,818 1,061,267 61,954 —
Templeton Foreign Fund, Class R6 818,415 305,461 (41,938) (1,375) 85,667 1,166,230 156,962 —
Western Asset Core Plus Bond
Fund, Class IS ............ 419,333 277,707 (69,505) (3,603) (26,772) 597,160 67,400 15,244
Western Asset Short-Term Bond
Fund, Class IS ............ 126,941 37,734 (163,743) (6,259) 5,327 — — 3,930
Total Non-Controlled Affiliates $24,130,762 $11,459,424 $(9,725,719) $(292,503) $2,071,937 $27,643,901 $347,550
Total Affiliated Securities .... $24,130,762 $11,459,424 $(9,725,719) $(292,503) $2,071,937 $27,643,901 $347,550
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 168,239 77,450 (39,138) (695) 6,654 212,510 5,659 2,338
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 127,983 $ 99,750 $ (10,184) $ (3,287) $ 2,854 $ 217,116 23,964 $ 3,802
Franklin Growth Fund, Class R6 . 397,047 203,843 (146,901) (26,389) 83,817 511,417 4,402 —
Franklin International Core Equity
(IU) Fund ................ 349,433 363,132 (39,834) (7,371) 22,616 687,976 64,357 15,219
Franklin International Growth Fund,
Class R6 ................ 54,227 58,916 (34,038) (8,327) 4,109 74,887 5,255 —
Franklin Systematic Style Premia
ETF .................... 27,485 24,272 (14,276) (42) 2,381 39,820 1,769 —
Franklin U.S. Core Bond ETF ... 46,045 50,083 (12,778) (780) (2,068) 80,502 3,925 1,368
Franklin U.S. Core Equity (IU) Fund 619,279 372,017 (83,086) (9,520) 77,539 976,229 75,152 12,249
Franklin U.S. Equity Index ETF . 88,061 231,734 (68,149) 2,938 25,909 280,493 7,500 2,406
Franklin U.S. Large Cap Multifactor
Index ETF ............... 433,828 89,468 (288,525) (18,938) 47,109 262,942 6,105 3,650
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 32,334 16,017 (46,098) (1,177) (1,076) — — 282
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 43,913 918,099 (890,342) — — 71,670 71,670 2,387
Templeton Developing Markets
Trust, Class R6 ............ 93,071 74,397 (25,810) (6,989) 9,690 144,359 8,427 —
Templeton Foreign Fund, Class R6 89,999 74,780 (15,511) (275) 9,651 158,644 21,352 —
Western Asset Core Plus Bond
Fund, Class IS ............ 45,948 51,273 (11,507) (866) (3,609) 81,239 9,169 2,014
Western Asset Short-Term Bond
Fund, Class IS ............ 15,036 13,669 (28,571) (525) 391 — — 535
Total Non-Controlled Affiliates $2,631,928 $2,718,900 $(1,754,748) $(82,243) $285,967 $3,799,804 $46,250
Total Affiliated Securities .... $2,631,928 $2,718,900 $(1,754,748) $(82,243) $285,967 $3,799,804 $46,250
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 30,484,612 2,329,376 (1,097,543) (183,567) 831,747 32,364,625 3,572,254 619,517
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 30,242,539 3,097,923 (4,352,284) (1,235,725) (542) 27,751,911 3,327,567 —
ClearBridge Large Cap Value Fund,
Class IS ................. 66,028,359 943,358 (9,352,238) 319,771 1,659,749 59,598,999 1,587,190 703,060
Franklin Growth Fund, Class R6 . 156,477,591 5,232,666 (38,343,553) 16,659,194 3,393,189 143,419,087 1,234,562 —
Franklin High Yield Corporate ETF 21,023,462 3,753,686 (2,491,888) (370,832) 759,272 22,673,700 1,007,720 972,947
Franklin International Aggregate
Bond ETF ................ 18,200,828 2,603,333 (2,583,665) (768,068) 968,665 18,421,093 948,563 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2023, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Core Equity
(IU) Fund ................ $ 95,199,975 $ 22,878,362 $ (14,654,502) $ (562,067) $ 6,379,727 $ 109,241,495 10,219,036 $ 2,677,540
Franklin International Growth Fund,
Class R6 ................ 13,932,824 4,582,846 (6,556,884) (10,367) (75,607) 11,872,812 833,180 —
Franklin Investment Grade
Corporate ETF ............ 27,577,576 4,841,062 (3,244,896) (667,682) (185,111) 28,320,949 1,396,648 712,437
Franklin Systematic Style Premia
ETF .................... 15,078,234 2,170,254 (2,922,178) (418,055) 1,350,666 15,258,921 677,873 —
Franklin U.S. Core Bond ETF ... 212,737,140 37,583,252 (21,907,483) (3,968,307) (3,380,828) 221,063,774 10,778,341 4,725,811
Franklin U.S. Core Equity (IU) Fund 366,931,589 7,714,483 (87,783,946) (9,050,135) 42,498,785 320,310,776 24,658,258 4,777,098
Franklin U.S. Equity Index ETF . 30,983,474 8,386,169 (11,292,841) 763,188 3,213,844 32,053,834 857,075 325,477
Franklin U.S. Large Cap Multifactor
Index ETF ............... 83,628,823 2,494,707 (20,232,799) 528,125 7,611,669 74,030,525 1,718,842 922,662
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 12,629,280 891,543 (12,758,610) (474,228) (287,985) — — 90,103
Franklin U.S. Treasury Bond ETF 59,125,865 17,509,993 (6,278,156) (1,349,883) (972,444) 68,035,375 3,404,322 1,423,324
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ...... 34,816,251 136,938,706 (160,151,264) — — 11,603,693 11,603,693 1,229,640
Templeton Developing Markets
Trust, Class R6 ............ 21,301,187 2,287,108 (3,144,630) (334,843) 1,412,426 21,521,248 1,256,348 —
Templeton Foreign Fund, Class R6 22,864,626 3,186,560 (3,261,345) 101,895 2,261,760 25,153,496 3,385,396 —
Western Asset Core Plus Bond
Fund, Class IS ............ 122,445,969 24,859,552 (15,041,568) (4,048,403) (2,826,595) 125,388,955 14,152,252 3,976,901
Western Asset Short-Term Bond
Fund, Class IS ............ 48,281,843 7,761,360 (27,213,890) (2,379,518) 2,075,325 28,525,120 7,945,716 1,385,417
Total Non-Controlled Affiliates $1,459,507,435 $299,716,923 $(453,568,620) $(7,265,940) $65,855,965 $1,364,245,763 $23,922,417
Total Affiliated Securities .... $1,489,992,047 $302,046,299 $(454,666,163) $(7,449,507) $66,687,712 $1,396,610,388 $24,541,934
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $31,640,989 $617,559,798 $(500,856,986) $— $— $148,343,801 148,343,801 $2,747,138
Templeton Global Bond Fund,
Class R6 ............... 113,052,656 2,886,048 (109,139,964) (31,083,218) 24,372,527 88,049 12,332 2,886,048
Total Affiliated Securities ... $144,693,645 $620,445,846 $(609,996,950) $(31,083,218) $24,372,527 $148,431,850 $5,633,186
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 868,386,260 $ — $ — $ 868,386,260
Short Term Investments ................... 6,125,805 — — 6,125,805
Total Investments in Securities ........... $874,512,065 $— $— $874,512,065
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 823,893,635 — — 823,893,635
Short Term Investments ................... 635 — — 635
Total Investments in Securities ........... $823,894,270 $— $— $823,894,270
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 12,954,600 $ — $ — $ 12,954,600
Air Freight & Logistics ................... 10,069,202 11,356,555 — 21,425,757
Automobiles .......................... 6,858,280 22,347,453 — 29,205,733
Banks ............................... 72,421,135 11,177,442 — 83,598,577
Beverages ........................... 26,587,051 — — 26,587,051
Biotechnology ......................... 7,840,556 — — 7,840,556
Broadline Retail ....................... 36,279,332 1,554,636 — 37,833,968
Capital Markets ........................ 50,660,558 — — 50,660,558
Chemicals ........................... 16,383,400 — — 16,383,400
Communications Equipment .............. 6,048,000 — — 6,048,000
Consumer Staples Distribution & Retail ...... 22,021,116 — — 22,021,116
Diversified Telecommunication Services ..... 10,095,715 — — 10,095,715
Electric Utilities ........................ 9,702,371 11,886,000 — 21,588,371
Electrical Equipment .................... — 4,184,599 — 4,184,599
Electronic Equipment, Instruments &
Components ........................ 11,488,290 — — 11,488,290
Entertainment ......................... 16,208,278 8,352,426 — 24,560,704
Financial Services ...................... 23,506,020 — — 23,506,020
Food Products ........................ 10,305,900 26,423,149 — 36,729,049
Ground Transportation .................. 7,839,755 — — 7,839,755
Health Care Equipment & Supplies ......... 12,059,604 — — 12,059,604
Health Care Providers & Services .......... 30,356,428 — — 30,356,428
Hotels, Restaurants & Leisure ............. 13,962,320 642,647 — 14,604,967
Household Durables .................... — 16,895,401 — 16,895,401
Household Products .................... 20,128,680 — — 20,128,680
Independent Power and Renewable Electricity
Producers .......................... — 16,614,038 — 16,614,038
Industrial Conglomerates ................ 12,931,800 11,409,386 — 24,341,186
Industrial REITs ....................... 12,343,100 — — 12,343,100
Insurance ............................ 23,919,731 17,693,792 — 41,613,523
Interactive Media & Services .............. 36,870,983 — — 36,870,983
IT Services ........................... 9,883,266 10,820,581 — 20,703,847
Life Sciences Tools & Services ............ 26,582,286 — — 26,582,286
Machinery ............................ 29,227,956 — — 29,227,956
Marine Transportation ................... — 6,295,997 — 6,295,997
Media ............................... 9,652,818 — — 9,652,818
Metals & Mining ....................... 14,290,549 41,426,264 — 55,716,813
Multi-Utilities .......................... 6,700,500 — — 6,700,500
Oil, Gas & Consumable Fuels ............. 42,767,360 22,566,938 — 65,334,298
Pharmaceuticals ....................... 48,914,614 44,618,133 — 93,532,747
Semiconductors & Semiconductor Equipment . 106,730,308 12,143,459 — 118,873,767
Software ............................. 126,607,598 — — 126,607,598
Specialized REITs ...................... 10,113,675 — — 10,113,675
Specialty Retail ........................ 33,632,345 — — 33,632,345
Technology Hardware, Storage & Peripherals . 45,791,655 17,431,528 — 63,223,183
Textiles, Apparel & Luxury Goods .......... 9,083,900 — — 9,083,900
Trading Companies & Distributors .......... — 7,522,784 — 7,522,784
Wireless Telecommunication Services ....... — 12,804,792 — 12,804,792
Management Investment Companies ......... 117,962,882 — — 117,962,882
Corporate Bonds ........................ — 188,870,818 — 188,870,818
Foreign Government and Agency Securities .... — 340,884,703 — 340,884,703
U.S. Government and Agency Securities ....... — 266,611,444 — 266,611,444
Mortgage-Backed Securities ................ — 39,929,275 — 39,929,275
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ 148,343,801 $ — $ — $ 148,343,801
Total Investments in Securities ........... $1,306,127,718 $1,172,464,240
b
$— $2,478,591,958
Other Financial Instruments:
Forward exchange contracts ............... $— $13,919,945 $— $13,919,945
Total Other Financial Instruments ......... $— $13,919,945 $— $13,919,945
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 162,289 — 162,289
Total Other Financial Instruments ......... $— $162,289 $— $162,289
Level 1 Level 2 Level 3 Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,161,650,530 $ — $ — $ 1,161,650,530
Short Term Investments ................... 8,691,419 254,614 — 8,946,033
Total Investments in Securities ........... $1,170,341,949 $254,614 $— $1,170,596,563
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 40,538,291 — — 40,538,291
Index-Linked Notes:
Capital Markets ........................ — — 2,168,951 2,168,951
Short Term Investments .................... 1,077,792 — — 1,077,792
Total Investments in Securities ........... $41,616,083 $— $2,168,951 $43,785,034
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 30,454,729 — — 30,454,729
Short Term Investments ................... 265,856 20,383 — 286,239
Total Investments in Securities ........... $30,720,585 $20,383 $— $30,740,968
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 106,998,422 — — 106,998,422
Short Term Investments ................... 646,663 — — 646,663
Total Investments in Securities ........... $107,645,085 $— $— $107,645,085
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 58,905,519 — — 58,905,519
Short Term Investments ................... 517,160 — — 517,160
Total Investments in Securities ........... $59,422,679 $— $— $59,422,679
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 118,702,799 $ — $ — $ 118,702,799
Short Term Investments ................... 951,395 41,502 — 992,897
Total Investments in Securities ........... $119,654,194 $41,502 $— $119,695,696
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 44,867,439 — — 44,867,439
Short Term Investments ................... 380,786 — — 380,786
Total Investments in Securities ........... $45,248,225 $— $— $45,248,225
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 81,218,303 — — 81,218,303
Short Term Investments ................... 882,570 43,286 — 925,856
Total Investments in Securities ........... $82,100,873 $43,286 $— $82,144,159
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 37,832,694 — — 37,832,694
Short Term Investments ................... 417,847 45,332 — 463,179
Total Investments in Securities ........... $38,250,541 $45,332 $— $38,295,873
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 29,338,273 — — 29,338,273
Short Term Investments ................... 227,659 — — 227,659
Total Investments in Securities ........... $29,565,932 $— $— $29,565,932
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 3,990,392 — — 3,990,392
Short Term Investments ................... 71,670 — — 71,670
Total Investments in Securities ........... $4,062,062 $— $— $4,062,062
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,515,159,850 — — 1,515,159,850
Short Term Investments ................... 11,603,693 — — 11,603,693
Total Investments in Securities ........... $1,526,763,543 $— $— $1,526,763,543
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $397,374,257, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2023, the reconciliation is as follows:
The Level 3 financial instruments include UBS AG into S&P 500 Index (Senior Note) with value of $2,168,951, which is valued using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 4,556,722 $ — $ (2,559,156) $ — $ — $ — $ (191,502) $ 362,887 $ 2,168,951 $ 114,906
Total Investments in
Securities ............ $4,556,722 $— $(2,559,156) $— $— $— $(191,502) $362,887 $2,168,951 $114,906
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
MXN
Mexican Peso
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TIPS
Treasury Inflation Protected Securities
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.